Consolidated Statement of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Share capital [Member] USD ($)	Share capital [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Accumulated Other Comprehensive (Loss)/Income [Member] USD ($)	Accumulated Other Comprehensive (Loss)/Income [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Non-controlling Interests [Member] USD ($)	Non-controlling Interests [Member] CNY
Balance at Mar. 31, 2010		819,608		46		719,329				2,221		87,290		10,722
Balance, shares at Mar. 31, 2010				66,743,693
Net income		98,213										91,703		6,510
Other comprehensive income		(20,422)								(20,801)				379
Issuance of shares upon exercise of warrants		11,785				11,785
Issuance of shares upon exercise of warrants, shares				345,010
Repurchase and cancellation of shares		(10,653)				(10,653)
Repurchase and cancellation of shares, shares				(309,346)
Issuance of shares upon public offering		189,861		5		189,856
Issuance of shares upon public offering, shares				7,000,000
Issuance of shares upon warrant exchange				1		(1)
Issuance of shares upon warrant exchange, shares				1,627,518
Contribution from non-controlling interests		5,000												5,000
Balance at Mar. 31, 2011		1,093,392		52		910,316				(18,580)		178,993		22,611
Balance, shares at Mar. 31, 2011				75,406,875
Net income		141,965										131,980		9,985
Other comprehensive income		44,934								44,637				297
Repurchase and cancellation of shares		(44,664)		(2)		(44,662)
Repurchase and cancellation of shares, shares				(2,266,728)
Balance at Mar. 31, 2012		1,235,627		50		865,654				26,057		310,973		32,893
Balance, treasury stock shares value at Mar. 31, 2012
Balance, shares at Mar. 31, 2012		73,140,147		73,140,147
Balance, treasury stock shares at Mar. 31, 2012
Net income	19,264	119,642										112,447		7,195
Other comprehensive income		(7,824)								(7,801)				(23)
Repurchase of shares		(131,302)						(131,302)
Repurchase of shares, shares								(7,450,914)
Sale of treasury shares		131,828				3,341		128,487
Sale of treasury shares, shares								7,314,015
Acquisition of non-controlling interests		(106,508)				(70,774)								(35,734)
Balance at Mar. 31, 2013	199,888	1,241,463	8	50	128,522	798,221			2,939	18,256	68,175	423,420	697	4,331
Balance, treasury stock shares value at Mar. 31, 2013	$ 453	2,815					$ (453)	(2,815)
Balance, shares at Mar. 31, 2013	73,140,147		73,140,147
Balance, treasury stock shares at Mar. 31, 2013							(136,899)